Risk Management Section - Pre-settlement Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial assets	€ 305,032	€ 301,110
MtM after netting	81,023	79,459
Net amount	4,344	4,307
Outstanding amount in portfolio	831,605	773,636
Africa [Member]
Disclosure of offsetting of financial liabilities [line items]
Outstanding amount in portfolio	2,916
Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Outstanding amount in portfolio	42,304	39,725
Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Outstanding amount in portfolio	116,595	99,482
Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Outstanding amount in portfolio	112,629	110,935
Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Outstanding amount in portfolio	215,232	194,382
Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Outstanding amount in portfolio	222,998	215,415
Pre-settlement [member] | Market Approach [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial assets	147,183	150,171
MtM after netting	42,009	47,316
Net amount	34,442	34,877
Outstanding amount in portfolio	51,620	44,685
Pre-settlement [member] | Non-performing [member] | Market Approach [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial assets	19	23
MtM after netting	19	25
Net amount	19	25
Outstanding amount in portfolio	25	29
Pre-settlement [member] | Africa [Member] | Market Approach [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial assets	49	107
MtM after netting	38	96
Net amount	38	85
Outstanding amount in portfolio	50	119
Pre-settlement [member] | America [member] | Market Approach [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial assets	20,671	21,296
MtM after netting	11,110	10,864
Net amount	7,239	6,846
Outstanding amount in portfolio	8,276	7,690
Pre-settlement [member] | Asia [Member] | Market Approach [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial assets	6,723	7,150
MtM after netting	3,565	3,663
Net amount	3,312	3,020
Outstanding amount in portfolio	3,617	3,542
Pre-settlement [member] | Australia [member] | Market Approach [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial assets	403	483
MtM after netting	288	264
Net amount	288	241
Outstanding amount in portfolio	328	532
Pre-settlement [member] | Belgium [member] | Market Approach [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial assets	13,623	5,165
MtM after netting	2,600	3,761
Net amount	2,561	2,880
Outstanding amount in portfolio	12,097	2,215
Pre-settlement [member] | Germany [member] | Market Approach [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial assets	3,713	4,481
MtM after netting	1,429	2,091
Net amount	1,256	1,397
Outstanding amount in portfolio	2,018	2,264
Pre-settlement [member] | Netherlands [member] | Market Approach [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial assets	6,114	6,701
MtM after netting	3,192	4,174
Net amount	2,407	2,771
Outstanding amount in portfolio	4,243	4,062
Pre-settlement [member] | Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial assets	95,887	104,788
MtM after netting	19,788	22,404
Net amount	17,341	17,637
Outstanding amount in portfolio	20,991	24,260
Pre-settlement [member] | Rest of Europe [Member] | Market Approach [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial assets	95,887	104,788
MtM after netting	19,788	22,404
Net amount	17,341	17,637
Outstanding amount in portfolio	€ 20,991	€ 24,260